Organization and Summary of Significant Accounting Policies and Summary of Significant Accounting Policies (Details) - Schedule of company’s revenue based on the timing of satisfaction of performance obligations - USD ($)
	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Schedule of company’s revenue based on the timing of satisfaction of performance obligations [Abstract]
Performance Obligations Satisfied at a Point in Time	$ 27,075,116	$ 28,462,481	$ 37,752,173	$ 30,316,831
Performance Obligations Satisfied Over Time
Total Revenue	$ 27,075,116	$ 28,462,481	$ 37,752,173	$ 30,316,831